SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           07/26/2011
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
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Form 13F Information Table Entry Total:        91
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Form 13F Information Table Value Total:        $88,703
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                           Form 13F Information Table

    Column 1                            Column 2   Column 3  Column 4  Column 5          Column 6   Column 7 Column 8
    ----------------------------------- ---------- --------- --------- ----------------- ---------- -------- -------------------
                                        Title of             Value     Shrs or SH/  PUT/ Investment Other    Voting Authority
    Name of Issuer                      Class      Cusip     (x$1000)  Prn Amt PRN  CALL Discretion Managers Sole   Shared  None
    ----------------------------------- ---------- --------- --------- ------- ---- ---- ---------- -------- ------ ------- ----
 1         Acme Packet Inc.                COM     004764106       245   3,500 SH        SOLE                 3,500
 2      Activision Blizzard In.            COM     00507V109       234  20,000 SH        SOLE                20,000
 3      Agnico Eagle Mines Ltd.            COM     008474108       227   3,600 SH        SOLE                 3,600
 4   Air Products & Chemicals Inc.         COM     009158106     1,483  15,516 SH        SOLE                15,516
 5      Allegheny Technologies             COM     01741R102       214   3,372 SH        SOLE                 3,372
 6          Amazon Com Inc                 COM     023135106     4,794  23,442 SH        SOLE                23,442
 7            Apple Inc.                   COM     037833100     3,876  11,548 SH        SOLE                11,548
 8         Applied Matls Inc               COM     038222105       250  19,200 SH        SOLE                19,200
 9          Baidu Com Inc.              Spons. ADR 056752108       259   1,850 SH        SOLE                 1,850
10         Baker Hughes Inc.               COM     057224107     1,242  17,116 SH        SOLE                17,116
11             Boeing Co                   COM     097023105     1,533  20,735 SH        SOLE                20,735
12              BP Plc                  Spons. ADR 055622104       259   5,850 SH        SOLE                 5,850
13           Carnival Corp              Paired CTF 143658300       848  22,525 SH        SOLE                22,525
14        Caterpillar Inc Del              COM     149123101     1,923  18,061 SH        SOLE                18,061
15      Cheesecake Factory Inc.            COM     163072101       431  13,750 SH        SOLE                13,750
16           Chevron Corp.                 COM     166764100     1,841  17,903 SH        SOLE                17,903
17      Chipotle Mexican Grill            Cl. A    169656105       632   2,050 SH        SOLE                 2,050
18   Cliffs Natural Resources Inc.         COM     18683K100     1,223  13,225 SH        SOLE                13,225
19           Coca Cola Co.                 COM     191216099       524   7,782 SH        SOLE                 7,782
20        Coca-Cola Femsa S A           Spons. ADR 191241107       307   3,300 SH        SOLE                 3,300
21          ConocoPhillips                 COM     20825C104     1,312  17,450 SH        SOLE                17,450
22           Corning Inc.                  COM     219350105     1,010  55,642 SH        SOLE                55,642
23             CSX Corp                    COM     126408103     1,710  65,213 SH        SOLE                65,213
24            Deere & Co                   COM     244199105     1,257  15,244 SH        SOLE                15,244
25      Du Pont E I De Nemours             COM     263534109     1,199  22,180 SH        SOLE                22,180
26             EBAY Inc                    COM     278642103     1,088  33,706 SH        SOLE                33,706
27        Electronic Arts Inc              COM     285512109       514  21,790 SH        SOLE                21,790
28          Emerson Elec Co                COM     291011104     1,489  26,470 SH        SOLE                26,470
29     Enbridge Energy Partners            COM     29250R106     1,656  55,085 SH        SOLE                55,085
30         Exxon Mobil Corp                COM     30231G102     2,023  24,854 SH        SOLE                24,854
31            Fedex Corp                   COM     31428X106     1,450  15,291 SH        SOLE                15,291
32         FirstEnergy Corp                COM     337932107     1,721  38,990 SH        SOLE                38,990
33           Frontline LTD                 COM     G3682E127       186  12,625 SH        SOLE                12,625
34        General Mills Inc.               COM     370334104     1,575  42,322 SH        SOLE                42,322
35        Gilead Sciences Inc              COM     375558103       754  18,200 SH        SOLE                18,200
36            Google Inc                  Cl. A    38259P508     1,607   3,173 SH        SOLE                 3,173
37        Greenbrier Cos Inc               COM     393657101       960  48,576 SH        SOLE                48,576
38        Harley Davidson Inc              COM     412822108       950  23,190 SH        SOLE                23,190
39          HDFC Bank Ltd.              Spons. ADR 40415F101       212   1,200 SH        SOLE                 1,200
40       Health Care Inc REIT              COM     42217K106       262   5,000 SH        SOLE                 5,000
41            Hershey Co.                  COM     427866108       398   6,999 SH        SOLE                 6,999
42  International Business Machines        COM     459200101     1,929  11,242 SH        SOLE                11,242
43         JDS Uniphase Corp               COM     46612J507       501  30,100 SH        SOLE                30,100
44         Johnson & Johnson               COM     478160104     1,478  22,225 SH        SOLE                22,225
45       Juniper Networks Inc.             COM     48203R104       286   9,075 SH        SOLE                 9,075
46    Kinder Morgan Energy UT LP           COM     494550106     1,885  25,969 SH        SOLE                25,969
47    Markwest Energy Partners LP          COM     570759100     1,598  33,125 SH        SOLE                33,125
48       Microchip Technology              COM     595017104     1,750  46,166 SH        SOLE                46,166
49       Mosaic Company (THE)              COM     61945C103       467   6,900 SH        SOLE                 6,900
50    National Oilwell Varco Inc           COM     637071101       391   5,000 SH        SOLE                 5,000
51            Netflix Inc                  COM     64110L106       260     988 SH        SOLE                   988
52      Nordic American Tanker             COM     G65773106       394  17,400 SH        SOLE                17,400
53       Northrop Grumman Corp             COM     666807102       216   3,120 SH        SOLE                 3,120
54            Nucor Corp.                  COM     670346105       665  16,125 SH        SOLE                16,125
55      Oceaneering Int'l. Inc.            COM     675232102       988  24,400 SH        SOLE                24,400
56          OGE Energy Corp                COM     670837103     1,035  20,570 SH        SOLE                20,570
57            Oracle Corp                  COM     68389X105     1,816  55,171 SH        SOLE                55,171
58     Pan American Silver Corp            COM     697900108       380  12,300 SH        SOLE                12,300
59          Panera Bread Co               Cl. A    69840W108       283   2,250 SH        SOLE                 2,250
60       Parker Hannifin Corp              COM     701094104     1,348  15,018 SH        SOLE                15,018
61            Pepsico Inc                  COM     713448108     1,358  19,281 SH        SOLE                19,281
62      Permian Basin Rlty Trst            COM     714236106       350  16,180 SH        SOLE                16,180
63           PG & E Corp.                  COM     69331C108       991  23,575 SH        SOLE                23,575
64     Precision Castparts Corp.           COM     740189105       630   3,824 SH        SOLE                 3,824
65       Procter & Gamble Co.              COM     742718109     1,261  19,837 SH        SOLE                19,837
66        Salesforce.com Inc               COM     79466L302     2,350  15,774 SH        SOLE                15,774
67           Sandisk Corp                  COM     80004C101     1,235  29,763 SH        SOLE                29,763
68         Schlumberger Ltd                COM     806857108     1,546  17,898 SH        SOLE                17,898
69  Sociedad Quimica Y Minera de Chile  Spons. ADR 833635105       411   6,350 SH        SOLE                 6,350
70       Southern Copper Corp              COM     84265V105     1,509  45,895 SH        SOLE                45,895
71          Starbucks Corp                 COM     855244109       224   5,678 SH        SOLE                 5,678
72    Starwood Hotels and Resorts          COM     85590A401       392   7,000 SH        SOLE                 7,000
73         Suncor Energy Inc               COM     867224107       465  11,900 SH        SOLE                11,900
74          SVB Finl Group                 COM     78486Q101     1,086  18,181 SH        SOLE                18,181
75         Tata Motors Ltd.             Spons. ADR 876568502       447  19,850 SH        SOLE                19,850
76           Teradata Corp                 COM     88076W103     1,532  25,449 SH        SOLE                25,449
77       Terra Nitrogen Co LP              COM     881005201       298   2,170 SH        SOLE                 2,170
78       Toronto Dominion Bank             COM     891160509       501   5,900 SH        SOLE                 5,900
79        Transocean Inc. New              COM     H8817H100       541   8,378 SH        SOLE                 8,378
80        Union Pacific Corp               COM     907818108     1,467  14,048 SH        SOLE                14,048
81       Urban Outfitters Inc.             COM     917047102       398  14,150 SH        SOLE                14,150
82            VMWare Inc                   COM     928563402       346   3,450 SH        SOLE                 3,450
83        Wabco Holdings Inc               COM     92927K102       236   3,416 SH        SOLE                 3,416
84        Whole Foods Mkt Inc             Cl. A    966837106       273   4,300 SH        SOLE                 4,300
85             Yahoo Inc                   COM     984332106       533  35,465 SH        SOLE                35,465
86      Metlife Inc Pfd B 6.50          Preferred  59156R603     1,767  70,670 SH        SOLE                70,670
87      Wells Fargo & Co Prfd J         Preferred  949746879     1,822  63,730 SH        SOLE                63,730
88    Ishares Inc. MSCI Malaysia           COM     464286830       373  24,400 SH        SOLE                24,400
89    Ishares Inc. MSCI Singapore          COM     464286673       150  10,900 SH        SOLE                10,900
90    Ishares Inc. FTSE XNHUA IDX          COM     464287184       527  12,270 SH        SOLE                12,270
91     MKT VECT Indonesia Index            COM     57060U753       336  10,500 SH        SOLE                10,500


totals:                                                         88,703

Note: Issues can be omitted if less than 10,000 shares AND value less than $200,000.00